REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 298,240,268	¥ 2,076,289,101	¥ 1,477,781,304	¥ 769,368,001
PRC
Disaggregation of Revenue [Line Items]
Revenues		1,643,221,531	1,318,657,227	731,423,647
Europe
Disaggregation of Revenue [Line Items]
Revenues		274,445,360	148,963,330	36,257,165
Others
Disaggregation of Revenue [Line Items]
Revenues		¥ 158,622,210	¥ 10,160,747	¥ 1,687,189